Share-based compensation - RSU (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Beginning Non vested shares	1,191,904	6,359,333
Vested Shares	(1,165,556)	(4,634,284)
Forfeited shares	(26,348)	(533,145)
Ending Non vested shares	0	1,191,904
Weighted Average Grant Date Fair Value
Beginning Non vested weighted average grant date fair value	$ 0.9304	$ 0.6531
Vested weighted average grant date fair value	0.9146	0.5564
Forfeited weighted average grant date fair value	$ 1.5497	0.8737
Ending Non vested weighted average grant date fair value		$ 0.9304